Financial Risk Management - Commodity Price Sensitivity (Details) R in Millions	12 Months Ended
	Jun. 30, 2025 ZAR (R) $ / Ounce	Jun. 30, 2024 ZAR (R) $ / Ounce
– 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of gold production hedged (as a percent)	30.00%
Between one to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of gold production hedged (as a percent)	20.00%
Due between two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of gold production hedged (as a percent)	10.00%
Not Later Than Two Years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of silver production hedged (as a percent)	50.00%
Not Later Than Five Years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum Uranium Production Hedged, Percent	50.00%
Cap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gold Spot Price | $ / Ounce	3,432	2,425
Silver Spot Price | $ / Ounce	37.25	32.11
Floor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gold Spot Price | $ / Ounce	2,329	1,820
Silver Spot Price | $ / Ounce	26.60	20.90
Cash flow hedges | Commodity price risk | US$ Gold Forward Hedging Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	11.00%	8.00%
Reasonably possible decrease in risk variable percent	11.00%	8.00%
Increase by 11% (2024: 8%), impact on other comprehensive income | R	R (735)	R (418)
Decrease by 11% (2024: 8%), impact on other comprehensive income | R	R 651	R 376
Cash flow hedges | Commodity price risk | Rand Gold Forward Hedging Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	11.00%	8.00%
Reasonably possible decrease in risk variable percent	11.00%	8.00%
Increase by 11% (2024: 8%), impact on other comprehensive income | R	R (4,489)	R (2,740)
Decrease by 11% (2024: 8%), impact on other comprehensive income | R	R 3,985	R 2,439